Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

July 31, 2019

AEA-QTLY-0919
1.804857.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 1.2%
Blue Sky Alternative Investments Ltd. (a)(b)	282,448	$35,733
HUB24 Ltd. (c)	152,852	1,292,262
Pro Medicus Ltd.	7,700	160,763
SpeedCast International Ltd.	289,816	371,104
Woodside Petroleum Ltd.	65,560	1,545,969

TOTAL AUSTRALIA		3,405,831

Bermuda - 0.5%
Tai Cheung Holdings Ltd.	1,538,000	1,494,558
Cayman Islands - 21.3%
51job, Inc. sponsored ADR (a)	28,000	2,171,400
Alibaba Group Holding Ltd. sponsored ADR (a)	115,600	20,011,516
Hansoh Pharmaceutical Group Co. Ltd. (d)	798,000	2,144,558
Hutchison China Meditech Ltd. (a)	30	0
Hypebeast Ltd.	1,420,000	198,411
International Housewares Retail Co. Ltd.	6,277,900	1,719,820
Meituan Dianping Class B	181,800	1,470,069
NetEase, Inc. ADR	12,200	2,816,004
Shenzhou International Group Holdings Ltd.	305,000	4,206,778
SITC International Holdings Co. Ltd.	1,540,000	1,697,452
Tencent Holdings Ltd.	513,500	23,925,494
Value Partners Group Ltd.	1,872,000	1,115,984

TOTAL CAYMAN ISLANDS		61,477,486

China - 20.0%
AVIC Jonhon OptronicTechnology Co. Ltd.	550,710	2,938,227
China Pacific Insurance (Group) Co. Ltd. (H Shares)	522,800	2,229,992
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	567,742	2,064,902
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	207,888	2,998,295
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	269,400	2,142,518
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	383,208	2,770,081
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	337,800	1,520,788
Kweichow Moutai Co. Ltd. (A Shares)	44,644	6,262,246
Midea Group Co. Ltd. (A Shares)	317,800	2,503,653
PICC Property & Casualty Co. Ltd. (H Shares)	1,576,590	1,871,989
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	537,000	6,328,982
Qingdao Port International Co. Ltd. (H Shares) (d)	3,682,000	2,624,249
Shanghai International Airport Co. Ltd. (A Shares)	393,200	4,696,546
Shanghai M&G Stationery, Inc. (A Shares)	350,100	2,008,894
Shenzhen Expressway Co. (H Shares)	3,180,000	3,774,630
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	76,742	1,759,192
Sinopec Engineering Group Co. Ltd. (H Shares)	1,934,500	1,515,504
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	722,407	1,637,961
Wuliangye Yibin Co. Ltd. (A Shares)	134,400	2,335,203
Yunnan Baiyao Group Co. Ltd. (A Shares)	219,883	2,416,655
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	889,093	1,391,233

TOTAL CHINA		57,791,740

Hong Kong - 8.5%
AIA Group Ltd.	1,329,600	13,609,478
Dah Sing Banking Group Ltd.	1,174,400	2,042,157
Hong Kong Exchanges and Clearing Ltd.	125,773	4,226,772
Sino Land Ltd.	1,278,203	2,069,893
Techtronic Industries Co. Ltd.	328,000	2,439,222

TOTAL HONG KONG		24,387,522

India - 16.6%
Axis Bank Ltd.	322,430	3,142,634
CCL Products (India) Ltd.	461,679	1,643,793
HDFC Asset Management Co. Ltd. (d)	71,296	2,214,227
HDFC Bank Ltd.	170,527	5,555,249
Housing Development Finance Corp. Ltd.	259,806	7,977,091
Indraprastha Gas Ltd. (a)	405,036	1,776,125
Kotak Mahindra Bank Ltd.	103,000	2,264,597
Oberoi Realty Ltd. (a)	349,907	2,782,203
Page Industries Ltd.	7,200	1,889,897
Petronet LNG Ltd.	872,433	2,986,299
Power Grid Corp. of India Ltd.	1,331,832	4,066,066
Reliance Industries Ltd.	467,596	7,872,285
TCNS Clothing Co. Ltd. (a)(d)	164,760	1,741,625
UPL Ltd. (a)	223,516	1,924,793

TOTAL INDIA		47,836,884

Indonesia - 3.2%
PT Bank Central Asia Tbk	2,490,200	5,466,931
PT Bank Rakyat Indonesia Tbk	11,539,500	3,656,613

TOTAL INDONESIA		9,123,544

Israel - 0.0%
Sarine Technologies Ltd.	301,700	55,771
Japan - 0.6%
Keyence Corp.	3,100	1,798,906
Korea (South) - 6.4%
Hyundai Fire & Marine Insurance Co. Ltd.	49,864	1,170,945
KB Financial Group, Inc.	79,077	2,877,627
LG Chemical Ltd.	6,753	1,902,010
Samsung Electronics Co. Ltd.	211,090	7,961,796
SK Hynix, Inc.	72,914	4,648,157

TOTAL KOREA (SOUTH)		18,560,535

Malaysia - 0.3%
Bursa Malaysia Bhd	594,100	970,182
Multi-National - 1.8%
HKT Trust/HKT Ltd. unit	3,273,500	5,229,206
Netherlands - 0.5%
ASML Holding NV (Netherlands)	6,500	1,448,357
Philippines - 1.4%
Ayala Land, Inc.	4,020,100	3,915,099
Singapore - 0.7%
Wing Tai Holdings Ltd.	1,397,800	2,143,183
Taiwan - 9.1%
E.SUN Financial Holdings Co. Ltd.	3,499,204	2,911,057
Micro-Star International Co. Ltd.	567,000	1,584,831
Taiwan Semiconductor Manufacturing Co. Ltd.	2,250,393	18,482,809
Voltronic Power Technology Corp.	147,000	3,165,156

TOTAL TAIWAN		26,143,853

Thailand - 1.5%
Home Product Center PCL (For. Reg.)	4,134,300	2,304,719
Thai Beverage PCL	3,469,900	2,101,786

TOTAL THAILAND		4,406,505

United States of America - 1.2%
IPG Photonics Corp. (a)	10,700	1,401,807
Lam Research Corp.	10,400	2,169,544

TOTAL UNITED STATES OF AMERICA		3,571,351

TOTAL COMMON STOCKS
(Cost $189,749,659)		273,760,513

Nonconvertible Preferred Stocks - 1.0%
Korea (South) - 1.0%
Samsung Electronics Co. Ltd.
(Cost $3,195,538)	90,500	2,787,264

Money Market Funds - 5.0%
Fidelity Cash Central Fund 2.43% (e)	12,924,638	12,927,223
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	1,375,056	1,375,193
TOTAL MONEY MARKET FUNDS
(Cost $14,302,305)		14,302,416
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $207,247,502)		290,850,193
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,214,020)
NET ASSETS - 100%		$288,636,173

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,724,659 or 3.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$190,727
Fidelity Securities Lending Cash Central Fund	22,441
Total	$213,168

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.